Pledged assets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Pledged Assets Table [Text Block]
(In thousands)	2011	2010
Investment securities available-for-sale, at fair value	$1,894,651	$1,867,249
Investment securities held-to-maturity, at amortized cost	25,000	25,770
Loans held-for-sale measured at lower of cost or fair value	5,286	2,862
Loans held-in-portfolio covered under loss sharing agreements with the FDIC	-	4,787,002
Loans held-in-portfolio not covered under loss sharing agreements with the FDIC	10,279,579	9,695,200
Other real estate covered under loss sharing agreements with the FDIC	-	57,565
Total pledged assets	$12,204,516	$16,435,648